Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information of Business Segments

Communication Services, including emergency communications, automated call processing, telephony / interconnect services and agent-based services.

	For the year ended December 31,
	2012	2011	2010
Revenue:
Unified Communications	$1,451,301	$1,364,032	$1,220,216
Communication Services	1,198,320	1,137,900	1,173,945
Intersegment eliminations	(11,597)	(10,607)	(5,950)

Total	$2,638,024	$2,491,325	$2,388,211

Depreciation and Amortization
(Included in Operating Income):
Unified Communications	$88,253	$85,566	$87,278
Communication Services	94,169	86,342	83,052

Total	$182,422	$171,908	$170,330

Operating Income:
Unified Communications	$384,565	$363,226	$320,411
Communication Services	93,610	104,902	99,770

Total	$478,175	$468,128	$420,181

Capital Expenditures:
Unified Communications	$63,236	$61,063	$51,077
Communication Services	55,519	46,952	50,515
Corporate	9,674	12,107	20,457

Total	$128,429	$120,122	$122,049

	As of December 31,
	2012	2011	2010
Assets:
Unified Communications	$1,629,019	$1,620,444	$1,401,242
Communication Services	1,437,695	1,379,125	1,375,643
Corporate	381,439	227,949	228,365

Total	$3,448,153	$3,227,518	$3,005,250

Geographic Information by Organizational Region

Geographic information by organizational region, in thousands, is noted below.

	2012	2011	2010
Revenue:
Americas—United States	$2,149,971	$2,018,179	$1,979,372
Europe, Middle East & Africa (EMEA)	296,705	292,397	263,603
Asia-Pacific	168,046	154,238	125,267
Americas—Other	23,302	26,511	19,969

Total	$2,638,024	$2,491,325	$2,388,211

	As of December 31,
	2012	2011	2010
Long-Lived Assets:
Americas—United States	$2,446,090	$2,373,428	$2,192,157
Europe, Middle East & Africa (EMEA)	210,902	206,598	210,689
Asia-Pacific	27,787	21,599	19,646
Americas—Other	2,282	4,107	5,731

Total	$2,687,061	$2,605,732	$2,428,223